Capital Management - Schedule of Group’s Capital Management (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Group’s Capital Management [Abstract]
Interest-bearing loans and borrowings	¥ 54,029	¥ 65,226
Lease liabilities	4,632	4,193
Trade payables	52,700	34,818
Other payables and accruals	88,804	87,859
Amount due to related parties		531
Amount due to shareholders	1,016	12,566
Cash and cash equivalents	(2,568)	(7,574)
Net debt	198,613	197,619
Equity attributable to equity holders of the parent	38,105	21,744
Total equity attributable to equity holders of the parent and net debt	¥ 236,718	¥ 219,363
Gearing ratio	84.00%	90.00%